Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Plans [Abstract]
Discretionary contributions to qualified profit sharing and non qualified deferred compensation plan	$ 3	$ 2	$ 2